Employee costs	12 Months Ended
Dec. 31, 2018
Employee costs
Employee costs

7. Employee costs

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Wages and salaries	1,305	1,345	1,190
Social security costs	228	209	167
Defined benefit plan pension costs (Note 18)	46	46	46
Defined benefit past service credit (Note 18)	(3)	(10)	(43)
Defined contribution plan pension costs (Note 18)	44	35	34
	1,620	1,625	1,394

	At December 31,
Employees	2018	2017	2016
Production	20,619	20,793	20,823
Administration	2,809	2,699	2,712
	23,428	23,492	23,535